Filed under Rule 497(k)

Registration No. 002-83631

VALIC Company I

International Growth Fund

(the “Fund”)

Supplement dated June 16, 2016 to the Summary Prospectus dated October 1, 2015,

as supplemented and amended to date

The following changes to the Fund’s Summary Prospectus are effective immediately:

In the section entitled “Fund Summary: International Growth Fund – Investment Adviser,” the information with respect to Massachusetts Financial Services Company (“MFS”) in the table captioned “Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Marcus L. Smith*	2005	Investment Officer and Portfolio Manager
Daniel Ling, CFA	2009	Investment Officer and Portfolio Manager
Filipe M. G. Benzinho	2016	Investment Officer and Portfolio Manager

*	As of April 1, 2017, Marcus L. Smith will no longer be a portfolio manager of the Fund.

Capitalized terms used but not defined herein shall the meaning assigned to them by the Summary Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.